SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

     FASB ASC Topic 855, “Subsequent Events”, established general standards of accounting for a disclosure of events that occur after the balance sheet date but before financial statements are issued. The Company evaluated all events or transactions that occurred after December 31, 2015, through the date of the issued financial statements. During this period there were no material recognizable subsequent events that required recognition or disclosures in the December 31, 2015 financial statements.